Financial risk management (Tables)	12 Months Ended
Jun. 30, 2026
Financial risk management
Schedule of forward foreign currency contracts outstanding at balance sheet date

	2026				2025
	Average				Average
	exchange	Foreign	Notional	Fair	exchange	Foreign	Notional	Fair
	rate	currency	value	value	rate	currency	value	value
		€’000	£’000	£’000		€’000	£’000	£’000
Buy Euro	1.117	(128,126)	(116,143)	(5,069)	1.111	(163,419)	(147,584)	(5,830)

Schedule of exposure to material foreign currency risk

	2026		2025
	Euro	US Dollar	Euro	US Dollar
	£’000	£’000	£’000	£’000
Contract assets – accrued revenue	1,954	469	1,205	469
Trade receivables	64,562	1,341	67,152	6,244
Cash and cash equivalents	13,070	7,987	24,415	22,611
Trade and other payables	(200,016)	(174)	(319,649)	(432)
Borrowings	—	(578,799)	—	(476,948)
	(120,430)	(569,176)	(226,877)	(448,056)

Schedule of gross trade receivables analysed by due date and whether or not impaired

	2026	2025
	£’000	£’000
Neither past due nor impaired	123,334	157,747
Past due, not impaired	8,863	19,400
Not past due, impaired	325	—
Past due, impaired	5,068	20,385
Gross trade receivables	137,590	197,532

Schedule of movements on provision for impairment of trade receivables

	2026	2025
	£’000	£’000
Provision as of 1 July	20,385	10,985
Increase in provision recognized in profit or loss during the year	1,711	519
Unused amount reversed – cash received	(2,829)	(81)
Receivables written off during the year as uncollectible(1)	(13,874)	(584)
Receivables offset against contract liabilities - deferred revenue	—	9,546
Provision as of 30 June	5,393	20,385
(1)	This balance includes receivables immediately written off as part of a contract variation signed with a commercial partner.

Schedule of contractual undiscounted cash flows including interest

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
	£’000	£’000	£’000	£’000
Trade and other payables excluding social security and other taxes(1)	281,624	112,566	68,985	—
Borrowings	148,008	38,019	688,720	—
Lease liabilities	465	377	561	3,202
	430,097	150,962	758,266	3,202
Non-trading derivative financial instruments(2):
Cash outflow	4,131	938	—	—
At 30 June 2026	434,228	151,900	758,266	3,202

Trade and other payables excluding social security and other taxes(1)	340,948	152,573	76,286	—
Borrowings	191,890	341,904	209,416	—
Lease liabilities	971	1,223	3,366	6,198
	533,809	495,700	289,068	6,198
Non-trading derivative financial instruments(2):
Cash outflow	2,833	2,208	789	—
At 30 June 2025	536,642	497,908	289,857	6,198
(1)	Social security and other taxes are excluded from trade and other payables balance, as this analysis is required only for financial instruments.
(2)	Non-trading derivatives are included at their fair value at the reporting date.

Schedule of net borrowings being hedged at balance sheet date

	2026	2025
	$’000	$’000
USD borrowings	775,000	650,000
Hedged USD cash	(11,200)	(32,500)
Net USD debt	763,800	617,500
Hedged future USD revenues	(166,000)	(250,000)
Unhedged USD borrowings	597,800	367,500
Closing exchange rate	1.3272	1.3709

Schedule of movements on the hedging reserve

	Future US
	dollar	Interest		Total,		Total,
	revenues	rate swap	Other	before tax	Tax	after tax
	£’000	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2023	128	4,173	8,584	12,885	(8,883)	4,002
Exchange differences on hedged foreign exchange risks	(880)	—	(3,602)	(4,482)	—	(4,482)
Reclassified to profit or loss	332	—	1,654	1,986	—	1,986
Change in fair value	—	(4,173)	—	(4,173)	—	(4,173)
Tax relating to above	—	—	—	—	1,667	1,667
Movement recognized in other comprehensive income	(548)	(4,173)	(1,948)	(6,669)	1,667	(5,002)
Balance at 30 June 2024	(420)	—	6,636	6,216	(7,216)	(1,000)
Exchange differences on hedged foreign exchange risks	1,069	—	(487)	582	—	582
Reclassified to profit or loss	347	—	702	1,049	—	1,049
Tax relating to above	—	—	—	—	(408)	(408)
Movement recognized in other comprehensive income	1,416	—	215	1,631	(408)	1,223
Reclassified	—	—	(7,525)	(7,525)	7,525	—
Balance at 30 June 2025	996	—	(674)	322	(99)	223
Exchange differences on hedged foreign exchange risks	(1,181)	—	192	(989)	—	(989)
Reclassified to profit or loss	185	—	(344)	(159)	—	(159)
Tax relating to above	—	—	—	—	289	289
Movement recognized in other comprehensive income	(996)	—	(152)	(1,148)	289	(859)
Balance at 30 June 2026	—	—	(826)	(826)	190	(636)

Schedule of hedging reserve

	At 30 June 2026	At 30 June 2025
	£’000	£’000
Cash flow hedge reserve	—	723
Cost of hedging reserve	(636)	(500)
Total hedging reserve	(636)	223